Loans and advances to customers - Summary (Details) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial instruments
Financial assets	$ 1,361,558	$ 1,285,120
Loans and advances to customers
Financial instruments
Financial assets	676,636	615,038
Collateral provided	3,689	2,566
Gross carrying amount | Loans and advances to customers
Financial instruments
Financial assets	698,152	631,967
Allowance for impairment losses | Loans and advances to customers
Financial instruments
Financial assets	(21,516)	(16,929)	$ (17,883)
Other financial assets at fair value through profit or loss category | Loans and advances to customers
Financial instruments
Financial assets	9,093	5,618
Financial assets at fair value through other comprehensive income category | Loans and advances to customers
Financial instruments
Financial assets	771
Financial assets at fair value through other comprehensive income category | Gross carrying amount | Loans and advances to customers
Financial instruments
Financial assets	773
Financial assets at fair value through other comprehensive income category | Allowance for impairment losses | Loans and advances to customers
Financial instruments
Financial assets	(2)
Financial assets at amortized cost category | Loans and advances to customers
Financial instruments
Financial assets	666,772	609,420
Financial assets at amortized cost category | Gross carrying amount | Loans and advances to customers
Financial instruments
Financial assets	688,286	626,349
Financial assets at amortized cost category | Allowance for impairment losses | Loans and advances to customers
Financial instruments
Financial assets	$ (21,514)
Loans and receivables category | Loans and advances to customers
Financial instruments
Financial assets		$ 609,420